Share-based compensation - Fair Value Inputs (Details)	3 Months Ended
	Mar. 31, 2025 yr $ / shares	Mar. 31, 2024 yr $ / shares
Share-Based Payment Arrangements [Abstract]
Weighted average stock price valuation (in canadian dollars per share)	$ 44.76	$ 73.54
Weighted average exercise price (in canadian dollars per share)	$ 44.76	$ 73.54
Risk-free interest rate	2.60%	3.58%
Expected life in years | yr	4.5	4.5
Expected dividend yield	0.00%	0.00%
Volatility	52.00%	57.00%
Weighted average fair value of options issued (in canadian dollars per share)	$ 20.24	$ 36.70